LEASING (Details 2) - BRL (R$) R$ in Millions		12 Months Ended
		Dec. 31, 2022	Dec. 31, 2021
Leasing
Balance beginning		R$ 244	R$ 227
Addition		141	11
Settled		(16)	(5)
Interest incurred	[1]	29	27
Leasing paid		(66)	(70)
Interest in leasing contracts		(4)	(3)
Remeasurement	[2]	21	57
Business combination adjustment		5
Balance ending		354	R$ 244
Current liabilities		57
Non-current liabilities		R$ 297

[1]	Financial expenses recognized in the Statement of income are net of incorporation of the credits for PIS/Pasep and Cofins taxes on payments of rentals, in the amounts of R$2 in 2022 (R$2 on December 31, 2021).
[2]	The Company identified events that give rise to restatement and modifications of their principal contracts; the leasing liability was remeasured with an adjustment to the asset of Right of Use.